Fair Value of Financial Instruments - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets:
Cash and due from banks	$ 23,687	$ 23,325
Federal funds sold and overnight interest-bearing deposits	18,396	39,553
Certificates of deposit in other banks	12,247	3,460
Available for sale securities	218,205	231,028
Mortgage servicing rights	2,931	2,713
Accrued interest receivable	6,162	5,627
Deposits:
Non-interest bearing demand	262,857	245,380
Savings, interest checking and money market	614,040	584,468
Time deposits	321,571
Accrued interest payable	1,035	554
Carrying Amount
Assets:
Cash and due from banks	23,687	23,325
Federal funds sold and overnight interest-bearing deposits	18,396	39,553
Certificates of deposit in other banks	12,247	3,460
Available for sale securities	218,205	231,028
Other investment securities	5,675	6,551
Loans, net	1,134,975	1,057,580
Mortgage servicing rights	2,931	2,713
Cash surrender value - life insurance	2,542	2,484
Accrued interest receivable	6,162	5,627
Assets, Total	1,424,820	1,372,321
Deposits:
Non-interest bearing demand	262,857	245,380
Savings, interest checking and money market	614,040	584,468
Time deposits	321,571	295,964
Federal funds purchased and securities sold under agreements to repurchase	24,647	27,560
Federal Home Loan Bank advances and other borrowings	95,153	121,382
Subordinated notes	49,486	49,486
Accrued interest payable	1,035	554
Liabilities, Total	1,368,789	1,324,794
Total Fair Value
Assets:
Cash and due from banks	23,687	23,325
Federal funds sold and overnight interest-bearing deposits	18,396	39,553
Certificates of deposit in other banks	12,247	3,460
Available for sale securities	218,205	231,028
Other investment securities	5,675	6,551
Loans, net	1,115,003	1,058,153
Mortgage servicing rights	2,931	2,713
Cash surrender value - life insurance	2,542	2,484
Accrued interest receivable	6,162	5,627
Assets, Total	1,404,848	1,372,894
Deposits:
Non-interest bearing demand	262,857	245,380
Savings, interest checking and money market	614,040	584,468
Time deposits	318,949	294,778
Federal funds purchased and securities sold under agreements to repurchase	24,647	27,560
Federal Home Loan Bank advances and other borrowings	94,326	121,291
Subordinated notes	45,749	39,692
Accrued interest payable	1,035	554
Liabilities, Total	1,361,603	1,313,723
Quoted Prices in Active Markets for Identical Assets (Level 1) | Total Fair Value
Assets:
Cash and due from banks	23,687	23,325
Federal funds sold and overnight interest-bearing deposits	18,396	39,553
Certificates of deposit in other banks	12,247	3,460
Available for sale securities	1,952	1,967
Other investment securities	0	0
Loans, net	0	0
Mortgage servicing rights	0	0
Cash surrender value - life insurance	0	0
Accrued interest receivable	6,162	5,627
Assets, Total	62,444	73,932
Deposits:
Non-interest bearing demand	262,857	245,380
Savings, interest checking and money market	614,040	584,468
Time deposits	0	0
Federal funds purchased and securities sold under agreements to repurchase	24,647	27,560
Federal Home Loan Bank advances and other borrowings	0	0
Subordinated notes	0	0
Accrued interest payable	1,035	554
Liabilities, Total	902,579	857,962
Other Observable Inputs (Level 2) | Total Fair Value
Assets:
Cash and due from banks	0	0
Federal funds sold and overnight interest-bearing deposits	0	0
Certificates of deposit in other banks	0	0
Available for sale securities	216,253	229,061
Other investment securities	5,675	6,551
Loans, net	0	0
Mortgage servicing rights	0	0
Cash surrender value - life insurance	2,542	2,484
Accrued interest receivable	0	0
Assets, Total	224,470	238,096
Deposits:
Non-interest bearing demand	0	0
Savings, interest checking and money market	0	0
Time deposits	0	0
Federal funds purchased and securities sold under agreements to repurchase	0	0
Federal Home Loan Bank advances and other borrowings	94,326	121,291
Subordinated notes	45,749	39,692
Accrued interest payable	0	0
Liabilities, Total	140,075	160,983
Significant Unobservable Inputs (Level 3) | Total Fair Value
Assets:
Cash and due from banks	0	0
Federal funds sold and overnight interest-bearing deposits	0	0
Certificates of deposit in other banks	0	0
Available for sale securities	0	0
Other investment securities	0	0
Loans, net	1,115,003	1,058,153
Mortgage servicing rights	2,931	2,713
Cash surrender value - life insurance	0	0
Accrued interest receivable	0	0
Assets, Total	1,117,934	1,060,866
Deposits:
Non-interest bearing demand	0	0
Savings, interest checking and money market	0	0
Time deposits	318,949	294,778
Federal funds purchased and securities sold under agreements to repurchase	0	0
Federal Home Loan Bank advances and other borrowings	0	0
Subordinated notes	0	0
Accrued interest payable	0	0
Liabilities, Total	$ 318,949	$ 294,778